Restructuring (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restructuring
Summary of restructuring charges in consolidated statement of operations
Restructuring charges in our consolidated statement of operations can be summarized as follows (in millions of dollars).

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
By Type:
Termination benefits	$15.2	$13.5	$17.4	$16.2
Consultant costs	0.5	0.4	0.8	0.6
Facility closure and lease obligation costs	1.9	2.2	3.1	6.0
Total	$17.6	$16.1	$21.3	$22.8

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
By Caption:
Direct operating	$6.8	$7.0	$8.3	$11.9
Selling, general and administrative	10.8	9.1	13.0	10.9
Total	$17.6	$16.1	$21.3	$22.8

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
By Segment:
Car rental	$15.8	$11.8	$18.9	$15.3
Equipment rental	0.8	2.6	1.3	5.8
Other reconciling items	1.0	1.7	1.1	1.7
Total	$17.6	$16.1	$21.3	$22.8

Restructuring charges in our consolidated statement of operations can be summarized as follows (in millions of dollars):

	Years Ended December 31,
	2012	2011	2010
By Type:
Termination benefits	$26.2	$14.4	$12.2
Pension and post retirement expense	1.0	0.4	0.4
Consultant costs	1.2	1.3	1.1
Asset writedowns	—	23.2	20.4
Facility closure and lease obligation costs	8.9	16.5	14.3
Relocation costs and temporary labor costs	0.4	0.6	5.0
Other	0.3	—	1.3
Total	$38.0	$56.4	$54.7

	Years Ended December 31,
	2012	2011	2010
By Caption:
Direct operating	$22.6	$46.6	$43.5
Selling, general and administrative	15.4	9.8	11.2
Total	$38.0	$56.4	$54.7

	Years Ended December 31,
	2012	2011	2010
By Segment:
Car rental	$26.4	$16.6	$18.1
Equipment rental	8.8	40.5	34.7
Other reconciling items	2.8	(0.7)	1.9
Total	$38.0	$56.4	$54.7

Schedule of activity affecting the restructuring accrual
The following table sets forth the activity affecting the restructuring accrual during the three months ended June 30, 2013 (in millions of dollars). We expect to pay the remaining restructuring obligations relating to termination benefits over the next 12 months. The remainder of the restructuring accrual relates to future lease obligations which will be paid over the remaining term of the applicable leases.

	Termination Benefits	Pension and Post-retirement Expense	Consultant Costs	Other	Total
Balance as of January 1, 2013	$12.4	$0.2	$0.3	$8.1	$21.0
Charges incurred	17.4	—	0.8	3.1	21.3
Cash payments	(17.4)	(0.2)	(0.9)	(1.5)	(20.0)
Other(1)	(0.3)	—	—	(3.2)	(3.5)
Balance as of June 30, 2013	$12.1	$—	$0.2	$6.5	$18.8
_______________________________________________________________________________
(1)Primarily consists of $3.2 million for facility closures and $0.3 million for foreign currency translation.

The following table sets forth the activity affecting the restructuring accrual during the year ended December 31, 2012 (in millions of dollars). We expect to pay the remaining restructuring obligations relating to termination benefits over the next twelve months. The remainder of the restructuring accrual relates to future lease obligations which will be paid over the remaining term of the applicable leases.

	Termination Benefits	Pension and Post Retirement Expense	Consultant Costs	Other	Total
Balance as of January 1, 2011	$6.3	$0.2	$0.1	$10.9	$17.5
Charges incurred	14.4	0.4	1.3	40.3	56.4
Cash payments	(15.5)	—	(0.6)	(2.3)	(18.4)
Other(1)	3.9	(0.4)	(0.2)	(37.2)	(33.9)

Balance as of December 31, 2011	$9.1	$0.2	$0.6	$11.7	$21.6
Charges incurred	26.2	1.0	1.2	9.6	38.0
Cash payments	(22.6)	—	(0.9)	(3.3)	(26.8)
Other(2)	(0.3)	(1.0)	(0.6)	(9.9)	(11.8)

Balance as of December 31, 2012	$12.4	$0.2	$0.3	$8.1	$21.0

(1)
Consists of decreases of $23.2 million for asset writedowns, $13.9 million for facility closures, $0.4 million in ASC 715 pension adjustment and $0.2 million of consultant costs, partly offset by a $3.8 million increase for involuntary benefits.

(2)
Primarily consists of decreases of $10.3 million for facility closures and $1.0 million in ASC 715 pension adjustment.